Share-Based Compensation - Summary of Restricted Shares Units Granted (Details) - Restricted Shares Units - 2023 Share Incentive Plan II - $ / shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of ADS Outstanding, Beginning Balance	1,215,762	0
Number of ADS Outstanding, Granted	4,387,992	4,299,891
Number of ADS Outstanding, Vested	(4,325,402)	(3,084,129)
Number of ADS Outstanding, Forfeited	(113,785)
Number of ADS Outstanding, Ending Balance	1,164,567	1,215,762
Weighted Average Grant Date Fair Value (Per ADS), Beginning Balance	$ 2.04	$ 0
Weighted Average Grant Date Fair Value (Per ADS), Granted	1.26	2.04
Weighted Average Grant Date Fair Value (Per ADS), Vested	1.36	2.04
Weighted Average Grant Date Fair Value (Per ADS), Forfeited	2.04
Weighted Average Grant Date Fair Value (Per ADS), Ending Balance	$ 1.62	$ 2.04